UNITED STATES

                       Securities and Exchange Commission

                             Washington, DC. 20549



                                  FORM N-1A



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
             X



                                      and

THE INVESTMENT COMPANY ACT OF 1940
             X





Molter Series Funds, Inc.        (Exact Name of Registrant as
Specified in Charter)

6720 East Camino Principal, Suite 100,  Tucson AZ. 85715
(Address of Principal Executive Offices)



520-298-7000                                      (Registrants
Telephone Number)



Daniel A Molter    6720 East Camino Principal, Suite 100,
Tucson AZ. 85715

(Name and Address of Agent for Service)





Approximate Date of Proposed Public Offering:   As soon as
practicable after the

effective date of this registration.



It is proposed that this filing will become effective

    [x]  60 days after filing pursuant to paragraph (a)





Calculation of Registration Fee Under the Securities Act of 1933



 Title of Securities    Amount Being   Proposed Max   Proposed
Max     Amount of

  being Registered       Registered      Offering      Aggregate
     Registration

                                          Price      Offering
Price      Fee

 Investment Series Funds, Inc.              *

 Common Stock $.01        1,500,000       $5.00
$7,500,000      $2,586.20

   par value



* Estimated for the purpose of determining the amount of the registration fee.

   This is the actual Net Asset value per share as of the starting date.



The Registrant hereby amends this Registration Statement on such date or dates that may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration

Statement shall  thereafter  become effective in accordance with
Section 8(A) of

the Securities  Act of 1933 or until this  Registration
Statement  shall become

effective on such date as the Commission acting to section 8(A) may determine.

                           Cross Reference Sheet





          INFORMATION REQUIRED                 CAPTIONS IN FILING



Part A: IN A PROSPECTUS

Item 1. Cover Page                            Cover Page

Item 2. Synopsis                              Fund Expenses

Item 3. Condensed Financial Information       Fund Expenses

Item 4. General Description of Registrant     The Fund

Item 5. Management of the Fund                Management of the
Fund

Item 6. Capital Stock and other Securities    Capitalization

Item 7. Purchase of Securities being Offered  Purchase of
Shares- Reinvestment

Item 8. Redemption or Repurchase              Redemption of
Shares

Item 9. Legal Proceedings                     Litigation







Part B:  STATEMENT OF ADDITIONAL INFORMATION

Item 10. Cover Page                           Cover Page

Item 11. Table of Contents                    Table of Contents

Item 12. General Information and History      The Fund

Item 13. Investment Objectives and Policies   Objectives and
Policies

Item 14. Management of the Registrant         Officers &
Directors of the Fund

Item 15. Control Persons & Principal Holders  Not Applicable

         of Securities

Item 16. Investment Advisory and Other Services

-   Investment Adviser

        Item 17. Brokerage Allocation                 Brokerage

Item 18. Capital Stock & Other Securities     Capitalization

Item 19. Purchase, Redemption & Pricing of    Purchase of Shares

         Securities Being Offered

Item 19. Purchase, Redemption & Pricing of    Redemption of
Shares

         Securities Being Offered

Item 19. Purchase, Redemption & Pricing of    Pricing of Shares

         Securities Being Offered

Item 20. Tax Status                           Tax Status

Item 21. Underwriters                         Not Applicable

Item 22. Calculation of Yield Quotations of   Not Applicable

         Money Market Funds

Item 23. Financial Statements                 Financial
Statements







Part C:  OTHER INFORMATION

Item 24. Financial Statements & Exhibits     To be Supplied

Item 25. Persons Controlled by/or under      Control Persons

         Common Control

Item 26. Number of Holders of Securities     Number of
Shareholders

Item 27. Indemnifications                    Indemnification

Item 28. Business & Other Connections of     Activities of
Investment Advisor

         Advisor

Item 29  Principal Underwriters              Principal
Underwriter

Item 30. Location of Accounts & Records      Location of
Accounts & Records

Item 31. Management Services                 Not Applicable

Item 32. Undertakings                        Not Applicable

		     MOLTER SERIES FUNDS, INC.

                                TUCSON,  AZ. 85715

                                   520-298-7000







PROSPECTUS
XXXXXX XX, 1997





The Fund & Investment Objective

Investment Series Funds, Inc. ("the Fund") is an open-end non-diversified management in-

vestment company that seeks capital appreciation through investment in the com-

mon stocks  and/or securities convertible into  common stocks.
Criteria used by

the Adviser will  be based on the Business Economics, Management
Quality, Finan-

cial Condition and Stock Price of each business. Current income from these in-

vestments will be a subordinate consideration.





Fund Share Purchase

Capital shares of the Fund may only be purchased directly from the Fund at net asset value as next  determined after receipt  of order.  The
Board of Directors

has established $2,000 as the minimum initial purchase and $500 for subsequent purchases.





Additional Information

This Prospectus, which should be held for future reference, is designed to set forth concisely the information that you should know before you invest. A

"Statement of Additional Information" containing more information about the Fund has  been filed  with the Securities and Exchange Commission.
Such Statement is

dated XXXXX XX, 1997 and has been incorporated by reference into the Prospectus.

A copy of the Statement may be obtained without charge, by writing to the Fund or by calling the telephone number shown above.











             THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED

             BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS
THE

             COMMISSION  PASSED  UPON  THE ACCURACY  OR ADEQUACY
OF

             THIS  PROSPECTUS.  ANY  REPRESENTATION TO THE
CONTRARY

                             IS A CRIMINAL OFFENSE.

FUND EXPENSES

The following illustrates all expenses and fees that a shareholder of the

Investment Series Funds, Inc. Fund will incur. The expenses and fees set forth below are for the

1997 fiscal year.



                       Shareholder Transaction Expenses:

             Sales Load Imposed on Purchases
None

             Sales Load Imposed on Reinvested Dividends
None

             Redemption Fees
None

             Exchange Fees
None

             IRA Trustee Fees
None



                     Annualized Fund Operating Expenses:

             Management Fees
1.0%

             12b-1 Fees
None

             Other Expenses
1.0%

                                 Total Operating Expenses
2.0%









The following table is given to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly and in-

directly. It illustrates the expenses paid on a $1,000 investment over vari-

ous time periods assuming a) 5% annual rate of return and b) redemption at the end of each time period. This example should not be considered a representa-

tion of past or future expenses or performance. Actual expenses may be greater or less than those shown.



                1 Year       3 Years      5 Years        10 Years

                  $20          $63          $111            $252

THE FUND MOLTER SERIES FUNDS, INC. (also referred to as the
"Fund") was incorporated in

Arizona on June  25, 1997.  The Fund's registered office is in
Tucson, AZ: mail

may be addressed to 6720 East Camino Principal, Suite 100,
Tucson AZ. 85715





OBJECTIVES AND POLICIES

Objective: Molter Series Funds, Inc. ("the Fund") is an open-end, non-diversified management investment company that seeks capital appreciation through investment in the common stocks and/or securities convertible into common stocks. Crite-

ria used by the Adviser will be based on the Business Economics, Management Qua-

lity, Financial Condition and Stock Price of each business.
Current income from

these investments will be a subordinate consideration.



Risk Assessment: Risks associated with the Fund's performance will be those due to broad market declines and business risks from difficulties which occur to particular companies while in the Fund's portfolio. It must be realized, as is true of almost all securities, there can be no assurance that the Fund will ob-

tain its ongoing objective of capital appreciation.



Security Selection Criteria:   Criteria used by the Adviser in
recommending  pur-

chases of securities will be based on the Business Economics, Management Quali-

ty, Financial Condition and Security Price of each business.



Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations.
Accordingly, it is ex-

pected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of secu-

rities within the period by the average monthly portfolio value of the Fund dur-

ing such period. There may be times when management deems it advisable to sub-

stantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from spe-

cial circumstances and  not from the Fund's normal operations.



Non-diversification Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issues. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, politi-

cal, or regulatory occurrence. The policy of the Fund, in the hope of achiev-

ing its objective as stated above, is, therefore, one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code (see next paragraph).





TAX STATUS

Under the provisions of  Sub-Chapter  M  of the Internal Revenue
Code of 1954 as

amended, the Fund, intends to pay out substantially all of its investment income and realized capital gains, and intends to be relieved of federal income tax on

the amounts distributed to shareholders.   In order to qualify
as  a  "regulated

investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest, and gains from securities transactions, no more than 30% of the Fund's profits may be derived from securities held less than three months, and no more than 50% of the Fund assets may be held in secur-

ity holdings that exceed 5% of the total assets of the Fund at time of purchase.



Distribution of any net long term capital gains realized by the Fund in 1997 will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short term capital gains, will be taxable to the share-

holder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such divi-

dends or distributions and, although in effect a return of capital, are subject to federal income taxes.



The Fund is required by federal law to withhold 31% of reportable payments

(which may include dividends, capital gains, distributions and redemption) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification
Number provided is

correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.





INVESTMENT RESTRICTIONS

By-laws of the Fund provide the following fundamental investment restrictions;

The Fund may not, except by the approval of a majority of the outstanding shares; i.e. 1) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or 2) of more than 50% of the outstanding voting securities, whichever is less:

(a) Act as underwriter for securities of other issuers except insofar as the

    Fund may be deemed an underwriter in selling its own portfolio securities.

(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of se-

    curities for temporary or emergency purposes in an amount not exceeding 5%

    of the value of its total assets.

(c) Sell securities short.

(d) Invest in securities of other investment companies except as part of a mer-

    ger, consolidation , or purchase of assets approved by the Fund's share-

    holders.

(e) Invest over 25% of its assets at the time of purchase in any one industry.

(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.

(g) Make loans. The purchase of a portion of a readily marketable issue of pub-

    licly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

(h) Acquire more than 10% of the securities of any class of another issuer,

    treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.

(i) Invest in companies for the purpose of acquiring control.

(j) The Fund may not purchase or retain securities of any issuer if those offi-

    cers and directors of the Fund or its Investment Adviser owning individual-

    ly more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.

(k) Pledge, mortgage or hypothecate any of its assets.

(l) Invest in securities which may be subject to registration under the Securi-

    ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.

(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years'

    continuous operation, including the operations of any predecessor.

(n) Issue senior securities.

INVESTMENT ADVISER

Investment Research Associates, Inc.is an Arizona corporation that acts as an

Investment Adviser, to the Fund. Mr. Daniel A. Molter and Hester Molter established the company in April 1992. Mr. Molter has an M.B.A. from the Wharton Graduate School of Business and a C.P.A. Mr. Molter has held staff and management positions with Mobil Oil, Union Pacific, and was the Chief Financial Officer of Botany 500 McGegor Sportswear. On June 25, 1997 shareholders of the Fund approved a management and Advisory contract with Investment Research Associates, Inc., which was unanimously approved by the Board of Directors June
25,  1997.   This Agreement will continue on a year to year
basis

provided that approval is voted at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund, but, in either event,

it must also be approved by a majority of the directors of the Fund who are nei-

ther parties to the agreement nor interested persons as defined in the Invest-

ment Company Act of 1940 at a meeting called for the purpose of voting on such approval.  Under the Agreement, Investment Research Associates,
Inc.  will furnish

investment advice to the Directors of the Fund on the basis of a continuous re-

view of the portfolio and recommend to the Fund when & to what extent securities should be purchased or disposed. The Agreement may be terminated at any time,

without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days  written  notice  to Investment Research Associates, Inc.
In  the event  of its

assignment, the  Agreement will  terminate automatically.
Ultimate decisions as

to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and directors. For these services the Fund has agreed to pay to Investment Research Associates, Inc. a fee of 1% per year on the net as-

sets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds. Not withstanding, the Investment Adviser would forgo suf-

ficient fees to hold the total expenses of the Fund to less than 2.0% of the first  $10 million in averaged assets and 1.5% of the next  $20 million. These ra-

tios were selected by the Board of Directors because they are believed to meet the most restrictive state requirements.



Pursuant  to its  contract with the  Fund, the Investment
Adviser is required to

render research, statistical and advisory services to the Fund;
to make specific

recommendations based on the Fund's investment requirements; and to pay salaries of the Funds' employees who may be officers or directors or employees of the In-

vestment Adviser. Excepting these items, the Fund pays all other fees and ex-

penses incurred in conducting  its business affairs.  The
Investment Adviser has

paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because  of purchase reneges.





OFFICERS AND DIRECTORS OF THE FUND

Officers and Directors of the Fund, together with their addresses, age, princi-

pal occupations and percent of shares outstanding held during the past five years are:

                                                  Occupation
 Percent

   Name and Address       Age   Position         Past 5 Years
of  Class



   Daniel A. Molter*       56   President        Investment
Advisor 100.00%

   6720 E Camino Principal      Interested       Investment
Research

   Suite 100,                   Director         Associates, Inc.

   Tucson, AZ

                                                  Occupation
 Percent

   Name and Address      Age    Position         Past 5 Years
of  Class



   Hester Molter*        45     Secretary        Self-Proprietor


   6720 E Camino Principal      Interested

   Suite 100                    Director

   Tucson, AZ                   Wife of President



    Jane Justus                      Non-Interested
Investor            0.00%

    Tucson AZ 85718            Director



   Cliff Altfeld         40    Non-Interested   Attorney at Law
    0.00%

   6273 La Yerba               Director         Tucson, AZ

   Tucson, AZ 85750



   Marianne Finley       55    Non-Interested   Self-Proprietor
    0.00%

   325 Pine Street             Director

   Denver, CO





* Directors of the Fund who are considered "Interested
Directors" as defined by

the Investment Company act of 1940. Mr. Molter is President and joint owner of the Fund and Mrs. Molter is secretary and joint owner of the Fund.



The Fund does not compensate its officers and directors affiliated with the In-

vestment Adviser except as they may benefit through payment of the Advisory fee.

The Fund does not intend to compensate its officers and directors until assets exceed $2,500,000 although they will be reimbursed for their expenses.





CAPITALIZATION

Description of Common Stock: The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights with no conversion or pre-emptive rights. All shares issued are fully paid and non-accessible.



Voting Rights: Each shareholder has one vote for each share held. Voting rights are non-cumulative, which means that holders of a majority of shares can elect  all directors  of the Fund  if they so choose.



Major Shareholders: Daniel and Hester Molter, as of the date of this Prospectus, own all outstanding shares of the Fund.





PURCHASE OF SHARES -REINVESTMENTS

The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed  in the manner described  under the caption "PRICING OF
SHARES" in this

Prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject pur-chase applications when, in the judgment of management such termination or re-

jection is in the best interests of the Fund.



Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share

Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $2,000 which is due and payable 3 business days after the purchase date. Less may be accepted under especial circumstances. The Fund will be initially registered in Arizona and therefore restricted to Arizona residents at the time of purchase. There will be no solicitation of out of the state of Arizona potential shareholders until registration under the Blue Sky laws of the state of residence have been met.



Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable five business days after  the purchase date.
The minimum is

$500, but less may be accepted under special circumstances.



Reinvestments: The Fund will automatically retain and reinvest dividends & cap-

ital gains distributions and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribu-

tion date. A Shareholder may at any time by letter or forms supplied by the

Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholder in cash.



Fractional Shares: Shares will be issued to three decimal places as purchased from the fund. The fund will maintain an account for each shareholder of shares for which no certificates have been issued.





RETIREMENT PLANS

Individual Retirement Account: Persons who earn compensation and are not active participants (and who do not have a spouse who is an active participant) in an employee maintained retirement plan may establish Individual
Retirement Accounts

(IRA) using Fund shares. Annual contributions, limited to the lesser of $2,000 or 100% of compensation, are  tax deductible from gross income.
This IRA deduc-

tion is also retained for individual taxpayers and married couples with adjusted gross incomes within certain specified limits. All individuals may make nonde-

ductible IRA contributions to separate accounts to the extent that they are not eligible for  a deductible contribution.



Earnings under the IRA are reinvested and are tax-deferred until withdrawals be-

gin. The maximum annual contribution may be increased to $4,000 if you have a

spouse during the taxable year.   A separate and independent
Spousal IRA must

be maintained.



You may begin to make non-penalty withdrawals as  early as age
59 1/2 or as late

as age 70 1/2. In the event of death or disability, withdrawals may be made be-

fore age 59 1/2 without penalty.



A Disclosure Statement is required by U.S. Treasury Regulations.
This Statement

describes the general provisions of the IRA and is forwarded to all prospective

IRA's.  There  is no charge to  open and  maintain a Investment
Series Fund,

Inc. Fund IRA. This policy may be changed by the Board of Directors if they deem it  to be in the best  interests of all shareholders.  All
IRA's  may be

revoked within 7 days of their establishment with no penalty.





PRICING OF SHARES

The net asset value of the Fund's shares is determined as of the close of busi-

ness of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Washington's

Birthday, Good Friday, Memorial Day, July 4th, Labor Day,
Thanksgiving, Christ-

mas & New Year's Day. The price is determined by dividing the value of its se-

curities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-

counter securities are valued at the last bid price in such market.



Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.





REDEMPTION OF SHARES

The Fund will redeem all or any part of the shares of any shareholder who ten-

ders a request for redemption (if certificates have not been issued) or certifi-

cates with respect to shares for which certificates have been issued. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management. The redemption price is the net asset value per share next de-

termined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.



Payment by the Fund will ordinarily be made within three business days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary week-

end  or holiday closings, or  when trading on the New York Stock
Exchange is re-

stricted as determined by  the Securities and Exchange
Commission   or  when the

Securities and Exchange Commission has determined that an emergency exists, mak-

ing disposal of fund securities or valuation of net assets not reasonably prac-

ticable. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.





BROKERAGE

The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. The Fund will place all orders for purchases and sales of its portfolio securities through the Fund's President who is answerable to the Fund's Board of

Directors.  In accordance with rule 17e-1 of the Investment
Company Act of 1940,

If the Fund's President is also a registered representative of a New York Stock

Exchange or NASDAQ Member Firm he may place orders through his concern at as low commission rates as possible & never to exceed rates that are higher than would be available through  any other national brokerage firm.  The
Directors will re-

view each transaction at least quarterly made with affiliated firms to determine the reasonableness of commissions paid. Any unreasonable charge will be deduct-

ed from the fees paid to the Adviser. The Fund's President may select other brokers who meet the primary requirements of execution and price, and also have furnished statistical or other factual information and services which appear helpful or necessary to the Fund's normal operations. No effort will be made in any given circumstance to determine the value of these services or the amount they might have reduced Adviser expenses.



Other than as set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to firms furnishing these materials and services. The Board of Directors will evaluate and review the reasonableness of brokerage commissions paid to brokers not affiliated with

Fund officers or the Adviser on a monthly basis initially and, after the first year of operation at least semiannually.





MANAGEMENT OF THE FUND

Shareholders meet annually to elect all members of the Board of Directors, se-

lect an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the

Fund operates in accordance with its stated objectives, policies, and investment restrictions. The Board appoints officers to run the Fund and selects an In-

vestment Adviser to provide investment advice.  (See Investment
Adviser, pg. 5).

It meets four times a year to review Fund progress and status. In addition, a non-interested Director performs an independent audit whenever requested by the

Board.





CUSTODIAN & TRANSFER AGENT

The Fund acts as its own custodian and transfer agent.





REPORTS TO SHAREHOLDERS

The Fund sends all shareholders annual reports containing certified financial statements and other periodic reports, at least semiannually, containing unau-

dited financial statements.





AUDITORS

Landsburg, Platt, Reschiatore & Dalton,  Certified Public
Accountants, Philadel-

phia, PA. have been selected as the independent accountant and auditor of the

Fund. Landsburg, Platt, Reschiatore and Dalton has no direct or indirect finan-

cial interest in the Fund or the Adviser.





LITIGATION

As of the date of this prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.





ADDITIONAL INFORMATION

This Prospectus omits certain information contained in the registration state-

ment on file with the Securities & Exchange Commission. The registration state-

ment may be inspected without charge at the principal office of the Commission in Washington, D.C. and copies of all or part thereof may be obtained upon pay-

ment of the fee prescribed by the Commission. Shareholders may also direct in-

quiries to the Fund by phone or at the address given on pg 1 of this Prospectus.

                          SHARE PURCHASE APPLICATION





A)  Please fill out one of the following four types of accounts:



    1) ** Individual Accounts **



   ______________________  __  _____________________
______________________

           First Name      MI       Last Name             Social
Security Number



    2) ** Joint Accounts **



   ______________________  __  _____________________
______________________

          First Name       MI        Last Name            Social
Security Number



   ______________________  __  _____________________
______________________

          First Name       MI        Last Name            Social
Security Number



    3) ** Custodial Accounts **



   ______________________  __  ______________________

   Custodian's First Name  MI   Custodian's Last Name



   ______________________  __  ______________________
______________________

     Minor's First Name    MI     Minor's Last Name
Minor's Social Sec Num



    4) ** All Other Accounts **



   __________________________________________________
______________________

                     Name of Account                      Tax
Identification Num



   __________________________________________________

          (Use this second line if you need it)





B) Biographical and other information about the new account:



   Number & Street
_____________________________________________________________



   City_______________________________   St_____
Zip__________________________



   Citizen of__________________   Home Phone____________   Bus
Phone____________





Dividend Direction:   Reinvest all distributions_________  Pay
in Cash__________





Signature of Owner, Trustee or Custodian:
___________________________________



Signature of Joint Owner (if joint account):
___________________________________





           Please make check payable to:     INVESTMENT SERIES
FUNDS, INC.



Amount of Investment Attached $______________ (Minimum initial purchase $1,000)





   All applications are accepted in Arizona and under Arizona laws.

FORM W-9

(March 1994)

Department of Treasury

Internal Revenue Service





                          PAYER'S REQUEST FOR TAXPAYER

                             IDENTIFICATION NUMBER





Name as shown on account (if joint account, give name corresponding to TIN)



_________________________________________________





Street Address



_________________________________________________





City, State & Zip Code



_________________________________________________















Part 1.-  Taxpayer Identification Number            Part 2.
Backup Withholding



Social Security Number ______________________       Check if you
are NOT subject

                                                    to  backup
withholding under

or                                                  the
provisions  of  section

                                                    3406(a) (1)
(C) of  the  In-

Employer ID Number     ______________________       ternal
Revenue Code ________















Certification - Under the penalty of perjury, I certify that the information provided on this form is true, correct and complete.







Signature ___________________________________       Date
_______________________

         INVESTMENT ADVISER
   PROSPECTUS

    INVESTMENT RESEARCH ASSOCIATES, INC.         MOLTER SERIES
FUNDS, INC.

  6720 E CAMINO PRINCIPAL, SUITE 100         6720 E CAMINO
PRINCIPAL, SUITE 100

          Tucson, AZ. 85715
                Tucson, AZ. 85715




520-298-7000





                                                      XXXXXXX
XX, 1997

          TABLE OF CONTENTS



Fund Expenses ...................... 2      The Fund seeks
capital appreciation

The Fund ........................... 3      through investment
in common stocks

Objective & Policies ............... 3      & securities
convertible into com-

  Objective ........................ 3      mon stocks  in the
pursuit of capi-

  Risk Assessment .................. 3      tal gains.  Current
income from in-

  Security Selection Criteria ...... 3      vestments  is a
subordinate  consi-

  Portfolio Turnover Policy ........ 3      deration.

  Nondiversification Policy ........ 3

Tax Status ......................... 3

Investment Restrictions ............ 4

Investment Adviser ................. 5

Officers & Directors of the FUND ... 5

Capitalization ..................... 6

  Description of Common Stock ...... 6

  Voting Rights .................... 6

  Major Shareholders ............... 6

Purchase of Shares - Reinvestments . 6

  Initial Investments .............. 7

  Subsequent Purchases ............. 7

  Reinvestments .................... 7

  Fractional Shares ................ 7

Retirement Plans ................... 7

  IRA .............................. 7

Pricing of Shares .................. 7

Redemption of Shares ............... 8

Brokerage .......................... 8

Management of the Fund ............. 9

Custodian & Transfer Agent ......... 9

Reports to Shareholders ............ 9

Auditors ........................... 9

Litigation ......................... 9

Additional Information ............. 9

Share Purchase Application ........ 10

W-9 Application Form .............. 11

                               MOLTER SERIES FUNDS, INC.

                             6720 E Camino Principal, Suite 100

                                 Tucson, AZ   85715

                                   520-298-7000









                                    Part B



                      STATEMENT OF ADDITIONAL INFORMATION



                           ____________________, 1997





This Statement is not a prospectus, but should be read in conjunction with the

Fund's  current  prospectus  dated           , 1997.   To obtain
the Prospectus,

please write the Fund or call either of the telephone numbers that are shown above.





                               TABLE OF CONTENTS

                  The Fund ................................ 2

                  Objectives & Policies ................... 2

                       Objectives ......................... 2

                       Security Selection Criteria ........ 2

                       Portfolio Turnover Policy .......... 2

                       Nondiversification Policy .......... 2

                  Tax Status .............................. 2

                  Investment Restrictions ................. 3

                  Investment Adviser ...................... 4

                  Officers and Directors of the Fund ...... 4

                  Capitalization .......................... 5

                       Description of Common Stock ........ 5

                       Voting Rights ...................... 5

                       Major Shareholders ................. 5

                  Purchase of Shares - Reinvestment ....... 5

                       Initial Investments ................ 6

                       Subsequent Purchases ............... 6

                       Reinvestments ...................... 6

                       Fractional Shares .................. 6

                  Retirement Plans ........................ 6

                       IRA ................................ 6

                  Redemption of Shares .................... 6

                  Brokerage ............................... 7

                  Auditor's Report ........................ 8

                  Statement of Assets & Liabilities ....... 9

                  Statement of Investments in Securities .. 9

                  Statement of Operations .................10

                  Statement of Changes in Net Assets ......10

                  Notes to Financial Statements ...........10

                  Supplemental Data .......................12

THE FUND

MOLTER SERIES FUNDS, INC. (also referred to as the "Fund") was incorporated in

Arizona on June 25, 1997.  The Fund's registered office is in
Tucson, AZ: mail

may be addressed to 6720 E Camino Principal, Suite 100, Tucson
AZ.





OBJECTIVES AND POLICIES

Objective: Molter Series Funds, Inc. ("the Fund") is an open-end, non-

diversified management investment company that seeks capital appreciation through investment in the common stocks and/or securities convertible into common stocks. Criteria used by the Adviser will be based on the Business

Economics, Management Quality, Financial Condition and Stock
Price of each

business. Current income from these investments will be a subordinate consideration.



Risk Assessment: Risks associated with the Fund's performance will be those due to broad market declines and business risks from difficulties which occur to particular companies while in the Fund's portfolio. It must be realized, as is true of almost all securities, there can be no assurance that the Fund will ob-

tain its ongoing objective of capital appreciation.



Security Selection Criteria:   Criteria used by the Adviser in
recommending  pur-

chases of securities will be based on the Business Economics, Management Quali-

ty, Financial Condition and Security Price of each business.



Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations.
Accordingly, it is ex-

pected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of secu-

rities within the period by the average monthly portfolio value of the Fund dur-

ing such period. There may be times when management deems it advisable to sub-

stantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from spe-

cial circumstances and  not from the Fund's normal operations.



Non-diversification Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issues. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, politi-

cal, or regulatory occurrence. The policy of the Fund, in the hope of achiev-

ing its objective as stated above, is, therefore, one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code (see next paragraph).





TAX STATUS

Under the provisions of  Sub-Chapter  M  of the Internal Revenue
Code of 1954 as

amended, the Fund, intends to pay out substantially all of its investment income and realized capital gains, and intends to be relieved of federal income tax on

the amounts distributed to shareholders.   In order to qualify
as  a  "regulated

investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest, and gains from securities transactions, no more than 30% of the Fund's profits may be derived from securities held less than three months, and no more than 50% of the Fund assets may be held in secur-

ity holdings that exceed 5% of the total assets of the Fund at time of purchase.



Distribution of any net long term capital gains realized by the Fund in 1997 will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short term capital gains, will be taxable to the share-

holder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such divi-

dends or distributions and, although in effect a return of capital, are subject to federal income taxes.



The Fund is required by federal law to withhold 31% of reportable payments

(which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification
Number provided is

correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.





INVESTMENT RESTRICTIONS

By-laws of the Fund provide the following fundamental investment restrictions;

The Fund may not, except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less:

(a) Act as underwriter for securities of other issuers except insofar as the

    Fund may be deemed an underwriter in selling its own portfolio securities.

(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of se-

    curities for temporary or emergency purposes in an amount not exceeding 5%

    of the value of its total assets.

(c) Sell securities short.

(d) Invest in securities of other investment companies except as part of a mer-

    ger, consolidation , or purchase of assets approved by the Fund's share-

    holders.

(e) Invest over 25% of its assets at the time of purchase in any one industry.

(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.

(g) Make loans. The purchase of a portion of a readily marketable issue of pub-

    licly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

(h) Acquire more than 10% of the securities of any class of another issuer,

    treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.

(i) Invest in companies for the purpose of acquiring control.

(j) The Fund may not purchase or retain securities of any issuer if those offi-

    cers and directors of the Fund or its Investment Adviser owning individual-

    ly more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.

(k) Pledge, mortgage or hypothecate any of its assets.

(l) Invest in securities which may be subject to registration under the Securi-

    ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.

(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years'

    continuous operation, including the operations of any predecessor.

(n) Issue senior securities.

INVESTMENT ADVISER

Investment Research Associates, Inc. is an Arizona corporation that acts as

an Investment Adviser, to the Fund.   Daniel A. and Hester
Molter established  the company

in April 1997 and are the sole owners, directors and officers of the Investment

Adviser of the Fund.   Mr. Molter has an M.B.A. from the Wharton
Graduate School of Business and a C.P.A. Mr. Molter has held staff and management positions with Mobil Oil, and worked his way up to being Chief Financial Officer of Botany 500 McGregor Sportswear.

On June 25, 1997 shareholders of the Fund approved a management and Advisory contract with the Investment Research Associates, Inc., which was unanimously approved by the Board of Directors June 25, 1997.  This
Agreement will continue

on a year to year basis provided that approval is voted at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund, but, in either event,

it must also be approved by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the

Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval.  Under the Agreement, Investment Research
Associates, Inc.

will furnish investment advice to the Directors of the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when & to what extent securities should be purchased or disposed.  The
Agreement  may be

terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to Investment Research

Associates, Inc. In the event of its assignment, the Agreement will terminate automatically. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and directors. For these services the Fund has agreed to pay to

Investment Research Associates, Inc. a fee of 1% per year on the net as-

sets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds. Not withstanding, the Investment Adviser would forgo suf-

ficient fees to hold the total expenses of the Fund to less than 2.0% of the first  10 million in averaged assets and 1.5% of the next  20 million. These ra-

tios were selected by the Board of Directors because they are believed to meet the most restrictive state requirements.



Pursuant  to its  contract with the  Fund, the Investment
Adviser is required to

render research, statistical and advisory services to the Fund;
to make specific

recommendations based on the Fund's investment requirements; and to pay salaries of the Funds employees who may be officers or directors or employees of the In-

vestment Adviser. Excepting these items, the Fund pays all other fees and ex-

penses incurred in conducting  its business affairs.  The
Investment Adviser has

paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because  of purchase reneges.





OFFICERS AND DIRECTORS OF THE FUND

Officers and Directors of the Fund, together with their addresses, age, princi-

pal occupations and percent of shares outstanding held during the past five years are:

                                                  Occupation
 Percent

   Name and Address       Age   Position         Past 5 Years
of  Class



   Daniel A. Molter*       56   President        Investment
Advisor  100.00%

   6720 E Camino Principal      Interested       Investment
Research

   Suite 100                    Director         Associates, Inc.

   Tucson, AZ  85715

                                                  Occupation
 Percent

   Name and Address      Age    Position         Past 5 Years
of  Class



   Hester Molter*         45    Secretary        Self-Proprietor


   6720 E Camino Principal      Interested

   Suite 100                    Director

   Tucson, AZ  85715            Wife of President



    Lane Justus                   Non-interested
Investor           0.00%

    Tucson, AZ 85718          Director



   Cliff Altfeld          40    Non-Interested   Attorney at Law
     0.00%

   6273 La Yerba                Director         Tucson, AZ

   Tucson, AZ  85750



   Maranne Finley         55    Non-Interested   Self-Proprietor
    0.00%

   325 Pine Street              Director

   Denver, CO



  * Directors of the Fund who are considered "Interested
Directors" as defined

by the Investment Company act of 1940. Mr. Molter is President and joint owner of the Fund and Mrs. Molter is secretary and joint owner of the Fund.



The Fund does not compensate its officers and directors affiliated with the In-

vestment Adviser except as they may benefit through payment of the Advisory fee.

The Fund does not intend to compensate its officers and directors until assets exceed $2,500,000 although they will be reimbursed for their expenses.





CAPITALIZATION

Description of Common Stock: The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights with no conversion or pre-emptive rights. All shares issued are fully paid and non-accessible.



Voting Rights: Each shareholder has one vote for each share held. Voting rights are non-cumulative, which means that holders of a majority of shares can elect  all directors  of the Fund  if they so choose.



Major Shareholders: Dan Molter, as of the date of this Prospectus, owns all outstanding shares of the Fund.





PURCHASE OF SHARES -REINVESTMENTS

The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed  in the manner described  under the caption "PRICING OF
SHARES" in this

Prospectus. The Fund reserves the right at its sole descretion to terminate the offering of its shares made by this Prospectus at any time and to reject pur-chase applications when, in the judgment of management such termination or re-

jection is in the best interests of the Fund.



Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share

Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $1,000 which is due and payable 3 business days after the purchase date. Less may be accepted under especial circumstances. The Fund will be initially registered in Arizona and therefore restricted to Arizona residents at the time of purchase. There will be no solicitation of out of the state of Arizona potential shareholders until registration under the Blue Sky laws of the state of residence have been met.



Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable five business days after  the purchase date.
The minimum is

$100, but less may be accepted under especial circumstances.



Reinvestments: The Fund will automatically retain and reinvest dividends & cap-

ital gains distributions and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribu-

tion date. A Shareholder may at any time by letter or forms supplied by the

Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholder in cash.



Fractional Shares: Shares will be issued to three decimal places as purchased from the fund. The fund will maintain an account for each shareholder of shares for which no certificates have been issued.





RETIREMENT PLANS

Individual Retirement Account: Persons who earn compensation and are not active participants (and who do not have a spouse who is an active participant) in an employee maintained retirement plan may establish Individual
Retirement Accounts

(IRA) using Fund shares. Annual contributions, limited to the lesser of $2,000 or 100% of compensation, are  tax deductible from gross income.
This IRA deduc-

tion is also retained for individual taxpayers and married couples with adjusted gross incomes within certain specified limits. All individuals may make nonde-

ductible IRA contributions to separate accounts to the extent that they are not eligible for  a deductible contribution.



Earnings under the IRA are reinvested and are tax-deferred until withdrawals be-

gin. The maximum annual contribution may be increased to $4,000 if you have a

spouse during the taxable year.   A separate and independent
Spousal IRA must

be maintained.



You may begin to make non-penalty withdrawals as  early as age
59 1/2 or as late

as age 70 1/2. In the event of death or disability, withdrawals may be made be-

fore age 59 1/2 without penalty.



A Disclosure Statement is required by U.S. Treasury Regulations.
This Statement

describes the general provisions of the IRA and is forwarded to all prospective

IRA's.  There  is no charge to  open and  maintain a Investment
Series Funds,

Inc. IRA. This policy may be changed by the Board of Directors if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty.





REDEMPTION OF SHARES

The Fund will redeem all or any part of the shares of any shareholder who ten-

ders a request for redemption (if certificates have not been issued) or certifi-cates with respect to shares for which certificates have been issued. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management. The redemption price is the net asset value per share next de-

termined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.



Payment by the Fund will ordinarily be made within three business days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary week-

end  or holiday closings, or  when trading on the New York Stock
Exchange is re-

stricted as determined by  the Securities and Exchange
Commission   or  when the

Securities and Exchange Commission has determined that an emergency exists, mak-

ing disposal of fund securities or valuation of net assets not reasonably prac-

ticable. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.





BROKERAGE

The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. The Fund will place all orders for purchases and sales of its portfolio securities through the Fund's President who is answerable to the Fund's Board of

Directors.  In accordance with rule 17e-1 of the Investment
Company Act of 1940,

If the Fund's President is also a registered representative of a New York Stock

Exchange or NASDAQ Member Firm he may place orders through his concern at as low commission rates as possible & never to exceed rates that are higher than would be available through  any other national brokerage firm.  The
Directors will re-

view each transaction at least quarterly made with affiliated firms to determine the reasonableness of commissions paid. Any unreasonable charge will be deduct-

ed from the fees paid to the Adviser. The Fund's President may select other brokers who meet the primary requirements of execution and price, and also have furnished statistical or other factual information and services which appear helpful or necessary to the Fund's normal operations. No effort will be made in any given circumstance to determine the value of these services or the amount they might have reduced Adviser expenses.



Other than as set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to firms furnishing these materials and services. The Board of Directors will evaluate and review the reasonableness of brokerage commissions paid to brokers not affiliated with

Fund officers or the Adviser on a monthly basis initially and, after the first year of operation at least semiannually.

                      Independent Auditor's Report To Be Supplied

    Financial Statements to be supplied with audit

   The financial statements will be supplied with audit.









Organization: Molter Series Funds, Inc. (the "Fund") was incorporated on

June 25, 1997 and commenced operations on XXXXXX, 1997.  The
Fund has no

operations prior to the commencement of operations other than matters relating to  its
organization and registration as an open-end non-diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933, the sale and issuance of 20,000 shares of common stock ("initial shares") to its initial investors on XXXXXX, 1997.





Significant Accounting Policies: Accounting policies consistently followed by the Fund in the preparation of its financial statements are in conformity with generally accepted  accounting principles and include:

  Security valuations - The Fund values investment securities, where market quo-

  tations are available, at market value based on the last recorded sales prices as reported by the principal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price. Short term investments are valued at cost, approximat-

  ing market value.

  Federal income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.

  Therefore, no federal income tax provision is required.

  Distribution to shareholders - The Fund intends to distribute to shareholders substantially all of its net investment income, if any, and net realized capi-

  tal gains, if any, at year end.

  Organizational costs and Registration fees - Organizational costs and Regis-

  tration fees were all borne  by the Fund's Investment Advisor.

  Other - The Fund records security transactions on the trade date. Specific identification is used for determining gains or losses for financial state-

  ments & income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.



NOTE 2 INVESTMENT ADVISORY AGREEMENT & OTHER RELATED
TRANSACTIONS: The Fund has an investment advisory agreement with Investment Research Associates, Inc., whereby Investment
Research Associates, Inc. receives a fee of 1% per year  on

the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. In accordance with State Regulations, Investment Research Associates, Inc. has agreed to reimburse the Fund to hold the Fund's aggregate annual operating expenses to 2.0% of the first $10,000,000 and 1.5% of the average net assets over

$10,000,000. Mr. Daniel Molter is the President and joint owner of the Fund and Mrs. Hester Molter is the secretary and joint owner of the Fund.



NOTE 3 INVESTMENTS:  Not Applicable



NOTE 4 CAPITAL SHARE TRANSACTIONS: As of August 1, 1997 there were 1,000,000 shares of $.10 par value capital stock authorized and capital paid in aggregating $100,000.

                            FORM N-1A

                    PART C - OTHER INFORMATION





       Contents                                    Page #



1.  Financial Statements & Exhibits                   1



2.  Control Persons                                   1



3.  Number of Shareholders                            1



4.  Indemnification                                   1



5.  Activities of Investment Adviser                  1



6.  Principal Underwriters                            1



7.  Location of Accounts & Records                    2



8.  Management Services                               2



9.  Distribution Expenses                             2



10. Undertakings                                      2



11. Auditor's Consent                                 3



12. Signatures                                        4







Exhibits



  Articles of Incorporation                           3 i



  By-Laws                                             3 ii



  Investment Advisory Contract                       10 i



  Reimbursement Agreements - Officers/Directors      10 ii



  Opinion of Counsel Concerning Fund Securities      99.1

1. a. Financial Statements -  Will be supplied with audit.





   A post-effective amendment containing reasonably current financial statements which will not be certified will be filed with the Securities and Exchange

   Commission within 4 to 6 months of the effective date of this filing.



   b. Exhibits - All exhibits believed to be applicable to this filing include:

      (3.i)    Articles of Incorporation

      (3.ii)   By-Laws

      (10.1)   Investment Advisory Contract

      (10.2)   Reimbursement Agreements with Officers and/or
Directors

      (99.1)   Opinion of Counsel Concerning Fund Securities



2.    Control Persons - Not applicable



3.    Number of Shareholders - There is 1 shareholder of the
Investment

      Series Funds, Inc. Fund, as of this filing.



4. Indemnification - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the  opinion of the Securities and Exchange
Commission, such in-

      demnification is against public policy as expressed in the Act and is,

      therefore, unenforceable.   In the event that a claim for
indemnification

      against such liabilities (other than the payment by the registrant of ex-

      penses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceed-

      ing) is asserted by such director, officer or controlling person in con-

      nection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whe-

      ther such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



5.    Activities of Investment Adviser - The Molter Series
Funds, Inc.'s

      activity at the present time is performance on its Investment

      Advisory Contract currently effective with Investment
Research Associates,

      Inc. Mr. Dan Molter, owner, officer and director of Investment Research

      Associates, Inc., is also President of the Bookkeeper
Corporation.



6. Principal Underwriter - The Fund acts as its own underwriter.



7. Location of Accounts & Records - All fund records are held at corporate headquarters - 6720 E Camino Principal, Suite 100, Tucson
AZ  85715

      - with the exception of security certifications which are in a safe deposit box at the Bank of America, 7077 E. Tanque Verde
Rd.,

      Tucson, AZ.  85750



8.    Not applicable



9. Distribution Expenses - The fund currently bears no distribution expenses.



10.   Not applicable

               CONSENT OF INDEPENDENT CERTIFIED PUBLIC
ACCOUNTANTS

               TO BE SUPPLIED

SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Invest-

     ment Company  Act o f 1940,  the MOLTER SERIES FUNDS, INC.
certifies

     that it meets all of the requirements for effectiveness of this

     Registration Statement and has duly caused this amendment to the

     Registration Statement to be signed on its behalf by the undersigned,

     thereunto duly authorized, in the City of Tucson and State of Arizona,

     on the 1st day of August 1997.





                                               MOLTER SERIES
FUNDS, INC.





                                                Dan Molter

                                                President







Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



Signatures                           Title
    Date





Dan Molter                 President, CEO and Director
   XXXXXX



Hester Molter              Secretary and Director
   XXXXXXX